FT Vest Buffered Allocation Defensive ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FT Vest Buffered Allocation Defensive ETF | FT Vest Buffered Allocation Defensive ETF
Prospectus [Line Items]
Annual Return [Percent]	7.78%	12.54%	(8.01%)